TRADE AND OTHER PAYABLES (Details Narrative) $ in Thousands, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 12, 2021	Dec. 31, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Short-term lease commitments		$ 147	$ 90	$ 257
Lease expense		190		$ 256
Legal fees		$ 635
Interest rates	80.00%
Up [Member]
Statement [Line Items]
Interest rates		12.00%
Lease terms		101 years
Bottom [Member]
Statement [Line Items]
Interest rates		9.50%
Lease terms		12 years